CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) [Abstract]
Shipping revenues	$ 59,095	$ 142,196	$ 212,018	$ 600,046
Operating expenses
Voyage expenses	(21,443)	(24,691)	(57,838)	(127,296)
Vessel operating expenses	(19,240)	(20,496)	(57,880)	(60,044)
Depreciation and amortization	(31,734)	(31,117)	(95,889)	(92,217)
Impairment charges	0	(4,920)	0	(4,920)
(Gain) /loss, sale of vessel	1,556	0	15,153	0
General and administrative expense	(4,420)	(4,084)	(14,645)	(13,418)
Total operating expenses	(75,281)	(85,307)	(211,099)	(297,894)
Operating income	(16,186)	56,889	919	302,152
Share of profit from associated companies	293	340	983	850
Interest income	4	3	5	199
Interest expense	(6,348)	(8,863)	(19,430)	(32,112)
Fair value gain/(loss) on derivative financial liabilities	2,316	2,611	7,994	(10,477)
Other financial (expense)/income	(1,015)	(181)	1,146	(1,253)
Profit/(loss) before tax	(20,935)	50,799	(8,382)	259,359
Income tax expense	(97)	(127)	(230)	(705)
Net income/(loss) after tax	(21,032)	50,672	(8,612)	258,654
Attributable to owners of non-controlling interest	3	3	9	7
Attributable to the owners of parent	$ (21,035)	$ 50,669	$ (8,621)	$ 258,647
Basic net income/(loss) per share (in dollars per share)	$ (0.13)	$ 0.32	$ (0.05)	$ 1.72
Diluted net income/(loss) per share (in dollars per share)	$ (0.13)	$ 0.31	$ (0.05)	$ 1.56
Weighted average number of shares (basic) (in shares)	167,610,608	157,771,616	169,929,434	150,647,701
Weighted average number of shares (diluted) (in shares)	167,672,117	170,853,711	170,005,240	169,788,132